JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Intrepid Growth Portfolio

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

JPMorgan Insurance Trust Small Cap Core Portfolio

(All Share Classes)

Supplement dated March 6, 2012

to the Prospectuses dated May 1, 2011

Effective April 1, 2012, the portfolio manager information for the Intrepid Growth Portfolio in the section titled “Management” in the Portfolio’s “Risk/Return Summary” will be deleted in its entirety and replaced by the following:

MANAGEMENT

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title with Investment Adviser
Dennis Ruhl	2012	Managing Director
Jason Alonzo	2006	Executive Director
Pavel Vaynshtok	2012	Executive Director

Effective April 1, 2012, the portfolio manager information for the Intrepid Mid Cap Portfolio in the section titled “Management” in the Portfolio’s “Risk/Return Summary” will be deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title
Dennis Ruhl	2008	Managing Director
Phillip Hart	2012	Executive Director

Effective April 1, 2012, the portfolio manager information for the Small Cap Core Portfolio in the section titled “Management” in the Portfolio’s “Risk/Return Summary” will be deleted in its entirety and replaced by the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Portfolio Since	Primary Title
Dennis Ruhl	2004	Managing Director
Phillip Hart	2011	Executive Director

In addition, effective April 1, 2012, the paragraphs for the Intrepid Growth Portfolio and the Intrepid Mid Cap Portfolio in the section titled “The Portfolio’s Management and Administration — The Portfolio Managers” will be deleted in their entirety and replaced by the following:

Intrepid Growth Portfolio

Intrepid Mid Cap Portfolio

JPMorgan Chase began managing behavioral finance strategies in 1993 and now employs over 50 investment professionals worldwide who are dedicated to the strategy, including a large team allocated to the U.S. marketplace. There are common principles and processes employed across many of the strategies and the collective knowledge is an asset to all of our behavioral finance products.

SUP-JPMIT-PM-312

For the Intrepid Growth Portfolio, the portfolio managers are Dennis S. Ruhl, Jason Alonzo and Pavel Vaynshtok. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Alonzo, Executive Director of JPMIM, has been with JPMIM or its affiliates (or one of their predecessors) since 2000. Prior to joining the portfolio management team in 2003, he served as an investment assistant in the U.S. Equity Group. Mr. Vaynshtok, Executive Director and a CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2011. From 2004-2011, Mr. Vaynshtok was a portfolio manager and the head of quantitative research at ING Investment Management.

For the Intrepid Mid Cap Portfolio, the portfolio managers are Dennis S. Ruhl, whose information is set forth in the paragraph above, and Phillip D. Hart. Mr. Hart, Executive Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

In addition, effective April 1, 2012, the paragraph for the Small Cap Core Portfolio in the section titled “The Portfolio’s Management and Administration — The Portfolio Managers” will be deleted in its entirety and replaced by the following:

Small Cap Core Portfolio

The portfolio managers are Dennis S. Ruhl and Phillip D. Hart. Mr. Ruhl, Managing Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for JPMIM or its affiliates since 2001 and has been employed with the firm since 1999. Mr. Hart, Executive Director of JPMIM and a CFA charterholder, has worked as a portfolio manager for the U.S. Behavioral Finance Small Cap Equity Group at JPMIM since 2009 and has been employed by the firm since 2003. Prior to becoming a portfolio manager, he was a qualitative research analyst within this group.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE